Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE E - INTANGIBLE ASSETS AND GOODWILL

Intangible assets, net, include customer relationships, trademark and trade names, and non-compete agreements acquired in acquisitions of New West and patents, and consisted of the following at December 2014 and 2013:

		2014		2013
	Amortization Period Years	Basis	Accumulated Amortization	Basis	Accumulated Amortization
Trademark and trade name	15	$217,000	$(15,000)	$-	$-
Non-compete agreements	2.3	1,512,000	(648,000)	-	-
Customer backlog	1	3,000	(3,000)	-	-
Customer relationships	10	831,000	(83,000)	-	-
Patents	15	186,000	(41,000)	186,000	(29,000)
		$2,749,000		$186,000
Less accumulated amortization			(790,000)		(29,000)
Total, net			$1,959,000		$157,000

Amortization of identifiable intangible assets for each of the next five years and thereafter through 2028 is as follows:

2015	$758,000
2016	326,000
2017	110,000
2018	110,000
2019	110,000
Thereafter	545,000
Total	$1,959,000

Goodwill represents the excess of the purchase prices over the fair value of assets and liabilities acquired in the business acquisition of New West and increased by $4,075,000 in 2014.

ASC 740 requires deferred tax assets or liabilities be recognized for the differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination or an acquisition. Accordingly, we recorded an adjustment to goodwill for the deferred tax liabilities associated with the loss of S Election status and Intangible assets acquired in the New West acquisition of $1,523,000.